UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/09

Item 1.  Reports to Stockholders.

AUTOPILOT MANAGED GROWTH FUND™

ANNUAL REPORT

July 31, 2009

CUSIP 66537T844

Ticker Symbol

Investor Shares – AUTOX

Class C Shares - AUTCX

1-866-828-8674

www.autopilotfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Autopilot Managed Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

September 2009

Dear Fellow Shareholders,

For the 6 months, ended July 31, 2009, the Autopilot Managed Growth FundTM had a total return of -5.02% while the exchange traded fund, also known as ETF, that is designed to track the S&P 500 Index (ticker SPY) had a total return of +20.84% and the exchange traded fund designed to track the Russell 2000 Index (ticker IWM) had a total return of +25.81%. The Fund performed extremely well relative to its benchmarks through the low in March. Since the March low the Fund has lagged the benchmark indexes. (see comments below).

Below is a daily basis, total return graph illustrating the Investor Class shares of the Autopilot Managed Growth Fund (ticker AUTOX) and our two benchmark indexes for the year to date as of July 31, 2009. In the graph the Autopilot Managed Growth FundTM is the heavy red line. The SPY S&P 500 ETF is the thinner line finishing second down from the top right of the graph and the IWM RUSSELL 2000 ETF is the thin line finishing at the top right of the graph.

FastTrack 3.66.1
Charts
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Commentary
Internet
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Tot return
3/9/09 - 7/31/09
AUTOX -3.9%
SPY +47.0%
IWM +62.7%
IWM
AUTOX
12/31/09 - 3/9/09
AUTOX -3.9%
SPY -24.5%
IWM -30.2%
SPY
Mar 9 Low
FOR THE 6 MONTHS SINCE
OUR LAST REPORT
AUTOX -5.0%
SPY +20.8%
IWM +25.8%
07/31/2009 Friday
Ja
12/31/08
Feb
Mar
Apr
May
Jun
Jul
2009
7/31/09
AUTOX
SPY
IWM

Unlike the two plus years prior to the past six months, the most recent six months has been a challenge for the Fund’s investment approach. First, our security selection models have found too few stocks that meet our criteria for purchase to allow us to get fully invested. In other words, there are not a lot of companies growing their earnings these days. Second, we have remained hedged for much of the rally off of the March lows since the market has not yet broken above the Primary Down Trend Line of the bear market (see second graph below). As a result, these hedges have been a direct drag on performance for the past several months.

The leading economic stories for the past 6 months have been and likely will be for the next 6 months are those stories focused on economic data that is not coming in as bad as feared. Note, the news has been extremely bad on the economy but investors have responded extremely positively to its “less bad than expected” quality. Since investors have driven stocks up significantly without the support of good corporate or economic news, what likely lies ahead is a period during which investors are likely to anxiously await solid evidence of an improving economy and improving corporate earnings in order to support the level to which investors have driven stocks. Along the way we will be dealing with mismatched data reports such as China’s reported economic growth rate this year near 8% yet through July their electricity usage for the year is reported to be down -0.9%. Also data like record levels of homes with delinquent mortgages but the number of foreclosures declining since banks are being urged to delay foreclosing. We are living in a time where there is a cyclone of data which does not easily mesh into clear understanding of where the economy is let alone where it is going.

The graph below is a weekly basis graph of the S&P 500 Index along with three bull/bear market indicators.  The indicators are: 1) The bear market Primary Down Trend Line which the S&P 500 has yet to move up through. 2) The 86 week moving average which the S&P 500 has yet to move up through. 3) The MACD Trend Indicator at the bottom of the graph which has yet to move up through it Zero Line. Since all three of these bull/bear market indicators have remained in bear market we have remained cautious by keeping our equity exposure largely hedged.

Symbol INDEX:SPX.X Interval W All Sessions
O 1067.87 H 1074.77 L 1061.20 T 1067.05 N -1.71 BB 1066.82
S&P 500 Weekly With 86 Week Moving Average
Primary Down Trend Line
86 week
Resistance Zone
1600.00
1500.00
1400.00
1300.00
1200.00
1097.096
1010.48
900.00
800.00
MACD(5,60,9)
Zero Line
-20.214
-200.000
Apr Jul Oct 2006 Jan Apr Jul Oct 2007 Jan Apr Jul Oct 2008 Jan Apr Jul Oct 2009 Jan Apr Jul

If the market has enough investor support to drive the S&P 500 high enough to turn our bull/bear market indicators bullish, we would expect to see more stocks meet the criteria we seek for purchasing them and we would look to run the portfolio with much less hedging than we have in the past 6 months. Should the market not find enough support to turn our bull/bear market indicators bullish, our moderately defensive position should serve us well.

We appreciate the trust you have put in us. We take seriously the responsibility of managing the portion of your portfolio that you have invested with us in the Autopilot Managed Growth FundTM. If you have family or friends who would benefit from our approach to growing and protecting money, please let them know about the Fund. They can purchase Autopilot Managed Growth FundTM through most brokerage accounts and directly from the website at AutopilotFunds.com

Peter Mauthe, Dave Lucca and John Rhoads

Portfolio Managers

The S & P 500 is an unmanaged group of securities considered to be representative of the stock market in general.  An investment cannot be made directly into an index.

The Russell 2000 is an unmanaged group of securities considered to be representative of the small cap segment of the  stock.  An investment cannot be made directly into an index.

 The performance data shown is calculated by FastTrack software. The performance data represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The fund does not charge initial or deferred sales charges (loads); redemption or exchange fees; and operating expenses for the fund including (12b-1) distribution expenses are limited to 2.35%. Investors should carefully consider the investment objectives, risks, charges and expenses of the The Autopilot Managed Growth FundTM. This and other important information about the Fund is contained in the prospectus, which can be obtained by visiting www.autopilotfunds.com or by calling 1-866-828-8674.  The prospectus should be read carefully before investing. The Autopilot Managed Growth FundTM is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

1087-NLD-9/21/2009

Autopilot Managed Growth Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through July 31, 2009*

Annualized Total Returns as of July 31, 2009
	One Year	Since Inception*
Autopilot Managed Growth Fund:
Investor Class	(21.03)%	(0.56)%
Class C	N/A	(5.48)%**
S&P 500	(19.96)%	(7.60)%

________________

* The Investor Class commenced operations on September 21, 2006 and Class C shares commenced operations on February 2, 2009.

** Not annualized.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 2.78% for Investor Class and 3.53% for Class C.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-828-8674.

PORTFOLIO COMPOSITION**

____________

**Based on total portfolio market value as of July 31, 2009.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009
	Shares	Market Value
COMMON STOCKS - 33.01%
Aerospace/Defense - 0.30%
Cubic Corp.	2,200	$ 86,152

Airlines - 0.30%
Copa Holdings SA - Cl.A	2,100	85,134

Apparel - 0.32%
Iconix Brand Group, Inc.*	5,200	91,104

Applications Software - 1.40%
Ebix.Com, Inc.*	2,400	99,552
Red Hat Inc.*	13,000	296,790
		396,342
Auto Parts & Equipment - 0.32%
Wonder Auto Technology, Inc.*	8,000	89,840

Banks - 0.52%
HDFC Bank, Ltd. - ADR	1,500	146,655

Beverages - 0.32%
Green Mountain Coffee Roasters*	1,300	91,572

Chemicals - 0.29%
Newmarket Corp.	1,100	83,215

Commercial Services - 3.34%
DynCorp. International, Inc. - Cl. A*	14,500	294,495
HMS Holdings Corp.*	5,000	192,000
Iron Mountain, Inc.*	6,500	189,865
Medifast, Inc.*	6,700	100,165
Pre Paid Legal Services, Inc.*	3,500	170,695
		947,220
Communications Software- 0.33%
Smith Micro Software, Inc.*	8,300	94,869

Computer Services- 3.02%
Accenture, Ltd.	6,300	220,941
Cognizant Tech Solutions Corp.*	9,700	287,023
Infosys Technologies, Ltd.	3,500	150,605
Syntel, Inc.	2,500	98,950
Wipro, Ltd.- ADR	6,800	98,736
		856,255
E-Commerce - 1.70%
Ctrip.com International, Inc.*	6,000	307,500
Netflix, Inc.*	1,900	83,486
Priceline Com, Inc.*	700	90,734
		481,720

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
	Shares	Market Value
Electric - 1.03%
Harbin Electric, Inc.*	18,500	$ 292,670

Electronics - 0.87%
Jinpan International, Ltd.	4,200	153,594
Spectrum Control*	9,300	91,791
		245,385
Engineering & Construction - 1.01%
Aecom Technology Corp.*	6,000	194,400
Orion Marine Group, Inc.*	4,100	91,676
		286,076
Enterprise Software- 0.63%
Informatica Corp.*	4,900	90,111
Synnex Corp.*	3,100	88,102
		178,213
Environmental Control - 0.32%
Tetra Tech, Inc.*	3,000	90,360

Finance - 0.59%
Credit Acceptance Corp.*	2,571	68,105
Ocwen Financial Corp.*	7,000	99,750
		167,855
Food - 0.14%
United Natural Foods, Inc.*	1,538	41,572

Healthcare - Products - 0.32%
ICU Medical, Inc.*	2,300	89,539

Insurance - 0.44%
CNinsure, Inc. - ADR	5,700	100,434
Horace Mann Educators Corp.	2,200	24,970
		125,404
Internet - 2.08%
Baidu.com - ADR*	280	97,480
F5 Networks, Inc.*	2,400	89,088
McAfee, Inc.*	5,000	222,900
Netease.com, Inc. - ADR*	2,100	92,526
Rackspace Hosting, Inc.*	6,300	88,452
		590,446
Medical Information Systems - 1.36%
Cerner Corp.*	4,500	292,860
Quality Systems, Inc.	1,700	93,313
		386,173
Mining - 0.31%
IAMGOLD Corp.	8,300	87,648

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
	Shares	Market Value
Miscellaneous Manufacturing- 0.35%
China Fire & Security Group*	6,300	$ 99,162

Packaging & Containers- 0.33%
Rock-Tenn, Co.	2,100	94,416

Pharmaceuticals - 2.60%
Medco Health Solutions, Inc.*	5,200	274,872
SXC Health Solutions Corp.*	7,700	227,612
Teva Pharmaceutical Industries, Ltd.	4,400	234,696
		737,180
Printing - Commercial - 0.61%
VistaPrint, Ltd.*	4,200	173,250

Protection - Safety - 0.32%
Brink's Home Security Holdings *	3,100	92,442

Retail - Apparel/Shoe - 0.31%
Aeropostale, Inc.*	2,400	87,360

Retail - Auto Parts - 0.33%
O'Reilly Automotive, Inc.*	2,300	93,518

Retail - Bookstore - 0.56%
Books-A-Million, Inc.	17,300	160,371

Retail - Building Products - 0.32%
Lumber Liquidators, Inc.*	5,500	90,310

Retail - Discount - 0.33%
Citi Trends, Inc.*	3,200	93,440

Retail - Jewelry - 0.34%
Fuqi International, Inc.*	4,000	96,840

Retail - Major Department Store - 0.32%
TJX Cos, Inc.	2,500	90,575

Retail - Restaurants - 0.66%
BJ's Restaurants, Inc.*	5,800	93,264
Chipotle Mexican Grill, Inc.*	1,000	93,830
		187,094
Schools- 0.31%
Lincoln Educational Services*	4,300	87,548

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
	Shares	Market Value
Software - 0.99%
Interactive Intelligence, Inc.*	5,500	$ 88,880
Longtop Financial Tech, Ltd.*	3,400	94,963
Pegasystems, Inc.	3,400	96,220
		280,063
Telecommunications - 1.49%
Millicom Int'l Cellular SA*	2,000	148,300
Neutral Tandem, Inc.*	3,000	93,000
Starent Networks Corp.*	3,500	83,930
USA Mobility, Inc.	7,200	97,200
		422,430
Telecommunications Equipment - 0.93%
Anaren, Inc.*	5,200	93,496
Arris Group, Inc.*	7,000	85,260
Tekelec*	4,700	86,433
		265,189
Toys/Games/Hobbies - 0.32%
Marvel Enterprises, Inc.*	2,300	90,988

Transport Equipment & Leasing- 0.33%
Willis Lease Finance Corp.*	6,500	93,925

TOTAL COMMON STOCKS (Cost $9,199,342)		9,367,520

SHORT TERM INVESTMENTS - 37.35%
Goldman Sachs Financial Square Government Fund, 0.03%+	7,500,000	7,500,000
Goldman Sachs Prime Obligation Fund, 0.01%+	3,099,610	3,099,610
TOTAL SHORT TERM INVESTMENTS (Cost $10,599,610)		10,599,610

TOTAL INVESTMENTS (Cost $19,798,952) - 70.36%		19,967,130
Other Assets Less Liabilities - 29.64%		8,409,686
NET ASSETS - 100.00%		$ 28,376,816
__________

* Non-Income producing security.
ADR - American Depositary Receipt.
+Variable rate security. Rate shown is as of July 31, 2009.

	Number of	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Depreciation
S&P E-Mini Future Maturing September 2009
(Underlying Face Amount at Value $3,243,125)	66	$ (29,720)
TOTAL FUTURES CONTRACTS SOLD SHORT		$ (29,720)

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2009

Assets:
Investments in Securities at Market Value (identified cost $19,798,952)	$ 19,967,130
Deposit with Broker	1,098,151
Dividends and Interest Receivable	1,374
Receivable for Securities Sold	92,076
Receivable for Fund Shares Sold	9,864,938
Prepaid Expenses and Other Assets	23,553
Prepaid Compliance Officer Fees	3,024
Total Assets	31,050,246

Liabilities:
Payable for Securities Purchased	2,629,873
Accrued Advisory Fees	12,571
Accrued Distribution Fees	4,084
Payable to Other Affiliates	8,780
Accrued Expenses and Other Liabilities	18,122
Total Liabilities	2,673,430

Net Assets	$ 28,376,816

Net Asset Value, Offering and Redemption Price Per Share
Investor Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 3,567,655 shares outstanding)	$ 28,357,862
Net Asset Value ($28,357,862/3,567,655 shares outstanding)	$ 7.95

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 2,391 shares outstanding)	$ 18,954
Net Asset Value ($18,954/2,391 shares outstanding)	$ 7.93

Composition of Net Assets:
At July 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 36,556,579
Accumulated Net Realized Loss From Security Transactions	(8,318,221)
Net Unrealized Appreciation (Depreciation) on:
Investments	168,178
Futures	(29,720)
Net Assets	$ 28,376,816

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2009

Investment Income:
Dividend Income (net of $3,759 foreign taxes)	$ 143,950
Interest Income	84,911
Total Investment Income	228,861

Expenses:
Investment Advisory Fees	369,902
Distribution Fees- Investor Class	61,633
Distribution Fees- Class C	69
Administration Fees	36,000
Fund Accounting Fees	28,668
Transfer Agent Fees	26,798
Registration & Filing Fees	23,998
Audit Fees	16,002
Custody Fees	13,001
Printing Expense	12,501
Chief Compliance Officer Fees	10,501
Legal Fees	7,501
Trustees' Fees	6,501
Miscellaneous Expenses	2,694
Total Expenses	615,769
Less: Fees Waived by Adviser	(63,520)
Net Expenses	552,249
Net Investment Loss	(323,388)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(9,832,981)
Futures Contracts	3,586,123
Options Written	166,047
Net Change in Unrealized Depreciation on:
Investments	(208,323)
Futures Contracts	(48,905)
Net Realized and Unrealized Loss on Investments	(6,338,039)

Net Decrease in Net Assets Resulting From Operations	$ (6,661,427)

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended	ended
	July 31, 2009	July 31, 2008
Operations:
Net Investment Loss	$ (323,388)	$ (119,757)
Net Realized Gain (Loss) on Investments, Futures Contracts and
Options Written	(6,080,811)	2,212,194
Capital Gain Distributions from other Investment Companies	-	1,752
Net Change in Unrealized Depreciation on
Investments and Futures	(257,228)	(523,568)
Net Increase (Decrease) in Net Assets
Resulting From Operations	(6,661,427)	1,570,621

Distributions to Shareholders From:
Investor Class:
Net Realized Gains ($1.62 and $0.48 per share, respectively)	(3,891,586)	(497,029)
Total Distributions to Shareholders	(3,891,586)	(497,029)

Beneficial Interest Transactions:
Investor Class:
Proceeds from Shares Issued (3,270,970 and 2,608,255 shares,
respectively)	30,396,331	30,795,749
Distributions Reinvested (450,034 and 39,456 shares, respectively)	3,843,294	492,409
Cost of Shares Redeemed (3,014,960 and 648,707 shares, respectively)	(29,620,446)	(7,764,906)
Total Investor Class Transactions	4,619,179	23,523,252

Class C Shares:
Proceeds from Shares Issued (2,391 and 0 shares, respectively)	19,817	-

Increase (Decrease) in Net Assets	(5,914,017)	24,596,844

Net Assets:
Beginning of Year	34,290,833	9,693,989
End of Year (including accumulated net investment
income of $0 and $0, respectively)	$ 28,376,816	$ 34,290,833

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Investor Class				Class C
	For the Year	For the Year	September 21, 2006*		February 2, 2009**
	Ended	Ended	through		through
	July 31, 2009	July 31, 2008	July 31, 2007		July 31, 2009

Net Asset Value, Beginning of Period	$ 11.98	$ 11.24	$ 10.00		$ 8.39

Increase From Operations:
Net investment loss (a)	(0.12)	(0.08)	(0.01)		(0.09)
Net gain (loss) from securities
(both realized and unrealized)	(2.29)	1.30	1.27		(0.37)
Total from operations	(2.41)	1.22	1.26		(0.46)
Distributions to shareholders from:
Net investment income	-	-	(0.02)		-
Net realized gains	(1.62)	(0.48)	-		-
Total distributions	(1.62)	(0.48)	(0.02)		-

Net Asset Value, End of Period	$ 7.95	$ 11.98	$ 11.24		$ 7.93

Total Return (b)	(21.03)%	10.65%	12.61%	(d)	(5.48)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 28,358	$ 34,291	$ 9,694		$ 19
Ratio of expenses to average net assets,
before reimbursement	2.50%	2.61%	3.56%	(c)	3.25%	(c)
net of reimbursement	2.24%	2.25%	2.25%	(c)	2.99%	(c)
Ratio of net investment loss
to average net assets	(1.31)%	(0.63)%	(0.07)%	(c)	(2.37)%	(c)
Portfolio turnover rate	380%	260%	182%	(d)	380%	(d)

__________
*Commencement of Operations for Investor Class
** Commencement of Operations for Class C Shares
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

1.

ORGANIZATION

Autopilot Managed Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund offers two classes of shares designated as Investor Class and Class C.  Each class represents an interest in the same assets of the Fund.  The primary investment objective of the Fund is capital appreciation.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,367,520	$ -	$ -	$ 9,367,520
Short Term Investments	-	10,599,610	-	10,599,610
Total	$ 9,367,520	$ 10,599,610	$ -	$ 19,967,130
Liabilities
Derivative Instruments*	(29,720)	-	-	(29,720)
Total	$ (29,720)	$ -	$ -	$ (29,720)

*Derivative Instruments include cumulative unrealized loss on futures contracts open at July 31, 2009.

 The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Derivatives Disclosure –  In March 2008, FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position and performance.

Fair Values of Derivative Instruments in the Fund as of July 31, 2009:

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2009:

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Effective December 31, 2007, the Fund became subject to the Financial Accounting Standards Board (“FASB”) FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Rhoads Lucca Capital Partners, LP (the “Adviser”). Under the terms of the

Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended July 31, 2009, the Adviser earned advisory fees of $369,902.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until February 1, 2010, so that the total annual operating expenses of the Fund do not exceed 2.25% for Investor Class and 2.99% for Class C shares average daily net assets.  Additionally, upon commencement of Class C shares on February 2, 2009, the Adviser voluntarily agreed to further reduce the expense limitation for the Investor Class to 2.24%.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  During the one year ended July 31, 2009, the Adviser waived fees of $63,520.  Cumulative expenses subject to recapture by the Adviser amounted to $235,179 at July 31, 2009, and will expire on July 31 of the years indicated below:

2010	2011	2012
$105,330	$66,329	$63,520

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’ fees collected for the year ended July 31, 2009, amounted to $1,791.  The custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2009, the Fund incurred expenses of $10,501 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended July 31, 2009, GemCom received $6,123 for providing such services.  The printing expenses disclosed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities.  For the one year ended July 31, 2009, the Fund incurred distribution fees of $61,633 and $69 for Investor shares and Class C shares, respectively.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the year ended July 31, 2009, amounted to $51,064,780 and $52,396,497, respectively.

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the year ended July 31, 2009, were as follows:

                                                                                             Number of

              Premiums

                              Contracts

Received

Options outstanding, beginning of year

                       -

$      -

Options written

               5,379

  370,809

Options closed

             (1,741)

 (150,612)

Options exercised                                                             (1,182)

 (96,159)

Options expired                                                                (2,456)

 (124,038)

Options outstanding, end of year

                                    -

$       -

6.

TAX INFORMATION

The tax character of Fund distributions paid for the following periods was as follows:

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis accumulated net realized loss from security transactions and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on open Section 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $8,403,839 of such capital losses.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Permanent book and tax differences, attributable to net investment losses, book and tax difference in treatment of short-term capital gains and adjustments for real estate investment trusts and partnerships, resulted in reclassifications for the year ended July 31, 2009 as follows: a decrease in paid-in capital of $267,030; a decrease in accumulated net investment losses of $323,388; and an increase in accumulated net realized loss from security transactions of $56,358.

The cost basis of securities for federal income tax purposes was $19,841,327.  Gross unrealized appreciation and depreciation on investments as of July 31, 2009 aggregated $293,002 and $167,199, respectively.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidelines contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

In May 2009, FASB issued SFAS No. 165, “Subsequent Events” (“SFAS No. 165”).  The Fund has adopted SFAS No. 165 with these financial statements.  SFAS No. 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires the Fund to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on September 28, 2009 and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Autopilot Managed Growth Fund

We have audited the accompanying statement of assets and liabilities of Autopilot Managed Growth Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the years or periods in the two year period then ended and for the period September 21, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Autopilot Managed Growth Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for each of the years or periods in the two year period then ended and for the period September 21, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 28, 2009

Autopilot Managed Growth Fund

SUPPLEMENTAL INFORMATION

July 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

 Independent Trustees

Name, Address and Age	Position/ Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan ** Age: 65	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company).	49	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 59	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	49	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 55	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company).	49	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age: 45	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University since July 2009; Member, John P. Begley Endowed Chair in Accounting, Creighton University, 2002 – 2009; Auditing Standards Board, AICPA since 2008.	49	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Interested Trustees and Officers

Name, Address and Age	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex * Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 56	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	49	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 47	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	Treasurer Since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 50	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-866-828-8674 to request a copy of the SAI or to make shareholder inquiries.

Autopilot Managed Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/09)	Ending Account Value (7/31/09)	Expense Ratio	Expenses Paid During the Period* (2/1/09 to 7/31/09)
Actual
Investor Class	$1,000.00	$ 949.82	2.24%	$10.88
Class C	$1,000.00	$ 945.18	2.99%	$14.34
Hypothetical (5% return before expenses)
Investor Class	$1,000.00	$1,013.64	2.24%	$11.23
Class C	$1,000.00	$1,009.97	2.99%	$14.90

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ended July 31, 2009).  Actual Expenses Paid During the Period for Class C shares are equal to the Fund’s annualized expense ratio  multiplied by the average account value over  the period, multiplied by 180 days and divided by 365 (to reflect the number of days in the period from February 2, 2009, the inception date of Class C shares, through July 31, 2009)

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular Board meeting held on May 29, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between Rhoads Lucca Capital Partners, L.P. (“RLCP” or the “Adviser”) and the Trust, on behalf of the Autopilot Managed Growth Fund (“Autopilot” or the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its Fund-related operations; and (g) the Fund’s performance compared with key indices.

In its consideration of the re-approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees reviewed the 15(c) response materials and discussed the extent of RLCP’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then review RLCP’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund. The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of RLCP’s past performance as well as other factors relating to its track record.  The Trustees discussed the relative outperformance of RLCP since the Fund’s inception as compared to its benchmark. The Board concluded that the Adviser’s past performance was very good.

 Fees and Expenses.  The Board noted that RLCP charges a 1.50% annual advisory fee based upon the average net assets of the Fund.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds. The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees noted that neither the Advisor nor its General Partner manage other accounts with the same strategy, and that the General Partner changes similar fees to its clients. The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

Investment Adviser

Rhoads Lucca Capital Partners, LP

14911 Quorum Drive, Suite 380

Dallas, TX 75254

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68197

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-828-8674 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-828-8674

Investor Information: 1-866-828-8674

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $14,000

2008- $13,000

(b)

Audit-Related Fees

2009 – None

2008 – None

(c)

Tax Fees

2009 – $2,000

2008 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

2008 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2008

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

2008 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

10/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

10/9/09

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

10/9/09